UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE	68130

(Address of principal executive offices)	(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant’s telephone number, including area code:	402-493-3313

Date of fiscal year end:	11/30

Date of reporting period:	11/30/12

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

Milestone Treasury Obligations Fund

ANNUAL REPORT

NOVEMBER 30, 2012

ADVISOR

CLS Investments, LLC

Distributed by Northern Lights Distributors, LLC, Member FINRA

MILESTONE TREASURY OBLIGATIONS FUND

Letter to Our Shareholders
NOVEMBER 30, 2012

Dear Investors:

During the year, the Milestone Treasury Obligations Fund focused on its conservative investment philosophy and management discipline. As a cash alternative, The Fund continued to return principal and provide daily liquidity. We are proud to provide this annual report which highlights the results of our conservative, compliance-driven investment philosophy.

As we look ahead to 2013, we remain committed to our mission and values. We look forward to continuing to work in partnership with you all to address your liquidity objectives and cash management priorities. We will continue to explore new cash management capabilities in direct response to requests from both current and prospective investors.

Thank you again for investing in the Milestone Funds and feel free to contact us directly to tell us how we can be of service to you. We welcome your feedback and input as we continue to uphold our commitment to you based on our core principles.

Best regards,

Marc Pfeffer
CLS Investments, LLC

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

2055-NLD-12/26/2012

Milestone Treasury Obligations Fund
Portfolio Summary
November 30, 2012

PORTFOLIO BREAKDOWN

All data is as of November 30, 2012. The Portfolio breakdown is expressed as a percentage of total investments and may vary over time.

Milestone Treasury Obligations Fund
Portfolio of Investments
November 30, 2012

	Principal Amount	Interest Rate	Maturity Date	Value (note 1)

U.S. Government Obligations - 31.1%

U.S. Treasury Notes - 31.1%
	$15,000,000	0.20%	2/15/13	$15,035,793
	15,000,000	0.19%	2/28/13	15,015,519
	15,000,000	0.19%	4/30/13	15,025,921
	10,000,000	0.19%	5/31/13	10,015,431
	10,000,000	0.19%	7/15/13	10,049,768
	10,000,000	0.19%	7/31/13	10,012,327

				75,154,759

Total U.S. Government Obligations (Cost $75,154,759)				75,154,759

Repurchase Agreements - 68.9%

BNP Paribas Securities Corp., dated 11/30/12, repurchase price $40,000,000 (Collateralized by: U.S. Treasury Bills: $8,451,000, 0.00%, 1/17/13 - 5/23/13, aggregate market value plus accrued interest $8,447,654; U.S. Treasury Notes: $31,641,800, 0.25% - 3.125%, 1/31/13 - 1/31/19; aggregate market value plus accrued interest $32,352,442)

40,000,000	0.21%	12/3/12	40,000,000

Merrill Lynch Fenner Pierce & Smith Inc., dated 11/30/12, repurchase price $36,300,000 (Collateralized by: U.S. Treasury Inflationary Notes: $29,155,500, 1.375% - 2.00%, 7/15/14 - 7/15/18; aggregate market value plus accrued interest $37,026,025)

36,300,000	0.20%	12/3/12	36,300,000

Credit Suisse Securities (USA) LLC, dated 11/30/12, repurchase price $40,000,000 (Collateralized by: U.S. Treasury Notes: $39,602,200, 1.125% - 4.25%, 8/15/13 - 5/31/19; aggregate market value plus accrued interest $40,803,926)

40,000,000	0.22%	12/3/12	40,000,000

See notes to financial statements.

Milestone Treasury Obligations Fund
Portfolio of Investments (Continued)
November 30, 2012

	Principal Amount	Interest Rate	Maturity Date	Value (note 1)

Repurchase Agreements - 68.9% (Cont.)
Societe Generale, dated 11/30/12, repurchase price $50,000,000 (Collateralized by: U.S. Treasury Inflationary Note:
$40,723,200, 1.125%, 1/15/21; aggregate market value plus accrued interest $51,000,054)

	$50,000,000	0.23%	12/3/12	$50,000,000

Total Repurchase Agreements (Cost $166,300,000)				166,300,000

Total Investments (Cost $241,454,759) - 100.0% (a)				$241,454,759
Other Assets less Liabilities - 0.0% *				5,279

Net Assets-100.0%				$241,460,038

(a) The cost stated also approximates the aggregate cost for Federal income tax purposes.
* Represents less than 0.05%

See notes to financial statements.

Milestone Treasury Obligations Fund
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2012

ASSETS
Investments, at value and cost	$75,154,759
Repurchase agreements, at value and cost	166,300,000
Cash	93,524
Receivable for Fund shares sold	129
Interest receivable	145,656
Prepaid expenses and other assets	95,605

TOTAL ASSETS	241,789,673

LIABILITIES
Investment advisory fees payable	102,260
Fees payable to other affiliates	9,977
Shareholder services	56,930
Dividends payable	4,471
Accrued expenses and other liabilities	155,997

TOTAL LIABILITIES	329,635

NET ASSETS	$241,460,038

Net Assets Consist Of:
Shares of beneficial interest	$241,458,452
Accumulated net realized gain from security transactions	1,586

NET ASSETS	$241,460,038

See notes to financial statements.

Milestone Treasury Obligations Fund
STATEMENT OF ASSETS AND LIABILITIES (Continued)
November 30, 2012

Net Asset Value Per Share:
Investor Shares:
Net Assets	$54,038,554
Shares of beneficial interest outstanding	54,009,912

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$1.00

Institutional Shares:
Net Assets	$75,809,882
Shares of beneficial interest outstanding	75,701,940

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$1.00

Financial Shares:
Net Assets	$63,373,743
Shares of beneficial interest outstanding	63,446,401

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$1.00

Premium Shares:
Net Assets	$48,237,859
Shares of beneficial interest outstanding	48,298,029

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$1.00

See notes to financial statements.

Milestone Treasury Obligations Fund
STATEMENT OF OPERATIONS
For the Year Ended November 30, 2012

INVESTMENT INCOME
Interest	$556,477

TOTAL INVESTMENT INCOME	556,477

EXPENSES
Investment advisory fees	340,622
Distribution (12b-1) fees:
Premium Shares	133,992
Shareholder service fees:
Premium Shares	133,992
Institutional Shares	119,604
Investor Shares	110,005
Financial Shares	61,710
Administrative services fees	70,130
Publication fees	61,016
Professional fees	56,315
Registration fees	40,110
Transfer agent fees	30,149
Printing and postage expenses	15,043
Compliance officer fees	8,700
Custodian fees	5,220
Insurance expense	3,822
Other expenses	66,586

TOTAL EXPENSES	1,257,016

Less: Expense Reimbursements/waivers	(735,738)

NET EXPENSES	521,278

NET INVESTMENT INCOME	35,199

REALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	2,081

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,280

See notes to financial statements.

Milestone Treasury Obligations Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended November 30, 2012	For the Year Ended November 30, 2011

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$35,199	$81,968
Net realized gain from security transactions	2,081	13,911

Net increase in net assets resulting from operations	37,280	95,879

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Investor Shares	(46)	(1,664)
Institutional Shares	(231)	(11,193)
Financial Shares	(170)	(14,248)
Premium Shares	(48)	(1,726)
From net investment income:
Investor Shares	(2,309)	(1,825)
Institutional Shares	(7,168)	(10,680)
Financial Shares	(22,920)	(67,674)
Premium Shares	(2,802)	(1,789)

Net decrease in net assets from distributions to shareholders	(35,694)	(110,799)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST *
Proceeds from shares sold:
Investor Shares	125,433,267	170,060,284
Institutional Shares	854,861,504	2,928,360,628
Financial Shares	1,531,176,350	3,462,621,078
Premium Shares	36,010,447	51,554,714
Net asset value of shares issued in reinvestment of distributions:
Investor Shares	833	875
Institutional Shares	783	3,096
Financial Shares	1,053	16,676
Payments for shares redeemed:
Investor Shares	(124,887,752)	(169,382,528)
Institutional Shares	(1,019,775,462)	(3,052,775,312)
Financial Shares	(1,654,874,373)	(3,796,165,455)
Premium Shares	(35,644,480)	(369,669,160)

Net decrease in net assets from shares of beneficial interest	(287,697,830)	(775,375,104)

TOTAL DECREASE IN NET ASSETS	(287,696,244)	(775,390,024)

NET ASSETS
Beginning of Year	529,156,282	1,304,546,306

End of Year **	$241,460,038	$529,156,282

*Share transactions at net asset value of $1.00 per share
**Includes undistributed net investment income of:	$-	$-

See notes to financial statements.

Milestone Treasury Obligations Fund
FINANCIAL HIGHLIGHTS

	Investor Shares

	Year Ended November 30,

	2012		2011		2010		2009		2008

Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Activity from investment operations:
Net investment income	0.000	(1,2)	0.000	(1,2)	0.000	(2)	0.000	(2)	0.017

Less distributions from:
Net investment income	(0.000)	(2)	(0.000)	(2)	(0.000)	(2)	(0.000)	(2)	(0.017)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.01%		0.01%		0.01%		0.02%		1.74%

Net assets, at end of year (000s)	$54,039		$53,492		$52,814		$93,669		$164,936

Ratio of gross expenses to average net assets (3)	0.46%		0.55%		0.59%		0.53%		0.47%
Ratio of net expenses to average net assets	0.18%	(4)	0.13%	(5)	0.19%	(5)	0.35%	(5)	0.45%	(5)
Ratio of net investment income to average net assets	0.01%		0.00%	(6)	0.00%	(6)	0.02%		1.92%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Amount represents less than $0.01 per share.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(4)

The Adviser, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.27% for the year ended November 30, 2012, decreased the net expense ratio.

(5)

The previous Adviser, Milestone Capital Management, LLC, had agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.10%, 0.26%, and 0.32% for the periods ended November 30, 2009 through November 30, 2011, respectively, decreased the net expense ratio. A portion of the waiver for the period ended November 30, 2011 were waived by CLS Investments, LLC.

(6)	Less than 0.005%.

See notes to financial statements.

Milestone Treasury Obligations Fund
FINANCIAL HIGHLIGHTS

	Institutional Shares

	Year Ended November 30,

	2012		2011		2010		2009	2008

Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00

Activity from investment operations:
Net investment income	0.000	(1,2)	0.000	(1,2)	0.000	(2)	0.002	0.020

Less distributions from:
Net investment income	(0.000)	(2)	(0.000)	(2)	(0.000)	(2)	(0.002)	(0.020)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00

Total return	0.01%		0.01%		0.01%		0.16%	1.99%

Net assets, at end of year (000s)	$75,810		$240,723		$365,139		$657,906	$606,165

Ratio of gross expenses to average net assets (3)	0.30%		0.34%		0.35%		0.33%	0.30%
Ratio of net expenses to average net assets	0.14%	(4)	0.13%	(5)	0.19%	(5)	0.20%	0.20%
Ratio of net investment income to average net assets	0.01%		0.00%	(6)	0.01%		0.17%	2.15%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Amount represents less than $0.01 per share.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(4)

The Adviser, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.06% for the year ended November 30, 2012, decreased the net expense ratio.

(5)

The previous Adviser, Milestone Capital Management, LLC, had agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.01% and 0.07%, for the periods ended November 30, 2010, and November 30, 2011, respectively, decreased the net expense ratio. A portion of the waiver for the period ended November 30, 2011 were waived by CLS Investments, LLC.

(6)	Less than 0.005%.

See notes to financial statements.

Milestone Treasury Obligations Fund
FINANCIAL HIGHLIGHTS

	Financial Shares

	Year Ended November 30,

	2012		2011		2010	2009	2008

Net asset value, beginning of year	$1.00		$1.00		$1.00	$1.00	$1.00

Activity from investment operations:
Net investment income	0.000	(1,2)	0.000	(1,2)	0.001	0.002	0.020

Less distributions from:
Net investment income	(0.000)	(2)	(0.000)	(2)	(0.001)	(0.002)	(0.020)

Net asset value, end of year	$1.00		$1.00		$1.00	$1.00	$1.00

Total return	0.02%		0.02%		0.05%	0.21%	2.04%

Net assets, at end of year (000s)	$63,374		$187,070		$520,606	$604,040	$763,007

Ratio of gross expenses to average net assets (3)	0.26%		0.24%		0.20%	0.20%	0.19%
Ratio of net expenses to average net assets	0.14%	(4)	0.12%	(5)	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	0.02%		0.02%		0.05%	0.22%	2.01%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Amount represents less than $0.01 per share.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(4)

The Adviser, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.01% for the year ended November 30, 2012, decreased the net expense ratio.

(5)

The previous Adviser, Milestone Capital Management, LLC, had agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.03%, for the period ended November 30, 2011, decreased the net expense ratio. A portion of the waiver for the period ended November 30, 2011 were waived by CLS Investments, LLC.

See notes to financial statements.

Milestone Treasury Obligations Fund
FINANCIAL HIGHLIGHTS

	Premium Shares

	Year Ended November 30,

	2012		2011		2010		2009		2008

Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Activity from investment operations:
Net investment loss	0.000	(1,2)	0.000	(1,2)	0.000	(2)	0.000	(2)	0.015

Less distributions from:
Net investment income	(0.000)	(2)	(0.000)	(2)	(0.000)	(2)	(0.000)	(2)	(0.015)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.01%		0.01%		0.01%		0.01%		1.55%

Net assets, at end of year (000s)	$48,238		$47,872		$365,987		$388,501		$95,718

Ratio of gross expenses to average net assets (3)	0.71%		0.70%		0.65%		0.65%		0.65%
Ratio of net expenses to average net assets	0.19%	(4)	0.13%	(5)	0.19%	(5)	0.29%	(5)	0.64%	(5,7)
Ratio of net investment income to average net assets	0.01%		0.00%		0.00%	(6)	0.00%	(6)	1.53%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Amount represents less than $0.01 per share.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(4)

The Adviser, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.46% for the year ended November 30, 2012, decreased the net expense ratio.

(5)

The previous Adviser, Milestone Capital Management, LLC, had agreed to waive additional fees in order to maintain a positive return. The additional waivers, 0.01%, 0.01%, 0.36%, 0.46%, and 0.52%, for the periods ended November 30, 2007 through November 30, 2011, respectively, decreased the net expense ratio. A portion of the waiver for the period ended November 30, 2011 were waived by CLS Investments, LLC.

(6)	Less than 0.005%.
(7)	Distribution fee waived represents less than 0.001% for each of the respective periods presented.

See notes to financial statements.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS
November 30, 2012

NOTE 1. ORGANIZATION

The Milestone Treasury Obligations Fund (the “Fund”), formerly known as the Treasury Obligations Portfolio, was reorganized into the AdvisorOne Fund Trust (the “Trust”) on January 23, 2012. The Trust was formed as a Delaware business trust in December 1996 and is registered as an open-end, management investment company under the Investment Company Act of 1940. The Fund’s predecessor was a series of the Milestone Funds, a Delaware business trust formed on July 14, 1994. The Fund is registered as an open-end, management investment company under the Investment Company Act of 1940 and authorized to issue an unlimited number of shares of beneficial interest without par value of four classes of shares: Investor Shares, Institutional Shares, Financial Shares and Premium Shares.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Valuation of Securities - Securities in which the Fund invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount are charged to income.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets,

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2012

such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2012

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2012 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$-	$75,154,759	$-	$75,154,759
Repurchase Agreements	-	166,300,000	-	166,300,000
Total Investments	$-	$241,454,759	$-	$241,454,759

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Fund’s policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for security classifications.

Repurchase Agreements - The Fund may purchase securities from financial institutions subject to the seller’s agreement to repurchase and the Fund’s agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Fund and must have, at all times, an aggregate market value plus accrued interest greater than or equal to the repurchase price. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Fund will require the seller to deposit additional collateral by the next business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Security Transactions - Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at November 30, 2012 is substantially the same as shown on the accompanying portfolio of investments.

Expenses - Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2012

Multiple Class Allocations - Each share of the Fund’s four classes represents an undivided, proportionate interest in the Fund. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Fund’s class specific expenses include Shareholder Service fees and Distribution fees. In addition, there are differences among the classes of shares with respect to the minimum investment required and voting rights affecting each class.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

Accounting for Uncertainty in Income Taxes requires management of the Fund to analyze all open tax years (2009-2012) as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended November 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Interest Income and Dividends to Shareholders - Interest income is accrued as earned. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Dividends to shareholders from each class of the Fund’s net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carry-forwards, are distributed at least annually. Net realized capital gains earned by the Fund are considered short-term gains for tax purposes. Distributions to shareholders for tax purposes were ordinary income.

Indemnification - The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2012

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

The Fund has entered into an Investment Advisory Agreement with CLS Investments, LLC (the “Adviser”), a subsidiary of NorthStar Financial Services Group, LLC. As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, the Funds will pay the Adviser a fee accrued daily and paid monthly, at the annualized rate of 0.10% of the average daily net assets of the Fund. The Adviser waived Advisory fees amounting to $240,639 for the year ended November 30, 2012.

For the current period, the Adviser has agreed to waive any portion of its fees and waive or reimburse any other expenses in order to limit the total operating expenses for each share class to as follows:

Share Class	Operating Expenses per Share
Investor Shares	0.45%
Institutional Shares	0.20%
Financial Shares	0.15%
Premium Shares	0.65%

The Adviser has voluntarily agreed to waive additional fees in order to maintain a positive yield. This agreement may be terminated at any time.

The Trust has adopted a Shareholder Services Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services.

For these services, the Fund pays servicing fees at an annual rate of the average daily net assets as follows:

Share Class	Shareholder Servicing Fees *
Investor Shares	0.25%
Institutional Shares	0.10%
Financial Shares	0.05%
Premium Shares	0.25%
*Currently accruing 0.03% per class

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2012

The Fund pays the shareholder servicing agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

For the year ended November 30, 2012, the Fund incurred Shareholder Service fees in the amount of $64,203. The Fund waived Shareholder Services fees as follows:

Share Class	Expense Waiver
Investor Shares	$101,108
Institutional Shares	100,030
Financial Shares	37,825
Premium Shares	122,144

Administration, Fund Accounting, Transfer Agent
Pursuant to separate servicing agreements with Gemini Fund Services (“GFS”), the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Prior to January 23, 2012, ALPS Fund Services, Inc. was the Fund’s transfer agent. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Gemcom, LLC (“Gemcom”)
Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

Chief Compliance Officer
Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Distributor
As of January 23, 2012, the distributor of the Fund is Northern Lights Distributors, LLC. (the “Distributor”), an affiliate of the Adviser. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Premium Shares. The plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust. The plan provides for the payment of a distribution fee to the

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2012

Distributor, prior to any waivers, at an annualized rate of equal to 0.25% of the average daily net assets of the Premium Shares. The plan will only make payment for expenses actually incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of November 30, 2012, there were no unreimbursed expenses. Prior to January 23, 2012, ALPS Distributors, Inc. was the Fund’s distributor.

For the year ended November 30, 2012, distribution fees paid of the average daily net assets were as follows:

Share Class	Distribution Fees
Premium Shares	0.00%

Total distribution fees for the Premium Shares for the year ended November 30, 2012, were $133,992 with waivers of $133,992.

Trustees Fees
The Trust pays each Trustee of the Trust who is not an interested person a fee of $6,000 per quarter. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

Two Trustees and certain officers of the Trust are officers of GFS and/or NLCS and/or the Adviser and/or the Distributor.

NOTE 4. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended November 30, 2012 and November 30, 2011 were attributed to ordinary income.

As of November 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings

Treasury Obligations Fund	$1,586	$-	$1,586

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2012

NOTE 5. NEW ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. The ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (“IFRSs”).” ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

NOTE 6. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2012

NOTE 7. SHAREHOLDER MEETING (Unaudited)

The Board of Directors of the Milestone Funds (the “Predecessor Trust”) held a Special Meeting of the Shareholders of the Milestone Treasury Obligations Portfolio (“Predecessor Fund”), a series of the Predecessor Trust, on December 27, 2011 for the purpose of approving an Agreement and Plan of Reorganization (the “Agreement and Plan of Reorganization”), by and among the Predecessor Trust, on behalf of the Predecessor Fund, AdvisorOne Funds (the “Trust”), on behalf of its newly created series the Milestone Treasury Obligations Fund (the “Fund”), and Gemini Fund Services, LLC, the administrator of the Trust and CLS Investments, LLC, the investment adviser to the Fund.

At the close of business November 21, 2011, the record date for the Special Meeting of Shareholders, there were outstanding 583,310,778 shares of beneficial interest of the Predecessor Fund. A quorum of Predecessor Fund shareholders was present for the Special Meeting with 50.70% of the outstanding shares represented in person or by proxy.

With respect to approval of the proposed Agreement and Plan of Reorganization the following votes were cast:

For Approval: 295,728,319 shares voted
Against Approval: 0.00 shares voted
Abstained: 0.00 shares voted

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Milestone Treasury Obligations Fund

We have audited the accompanying statement of assets and liabilities of the Milestone Treasury Obligations Fund (the “Fund”), a series of The AdvisorOne Fund Trust, including the portfolio of investments, as of November 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2012, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Milestone Treasury Obligations Fund as of November 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 28, 2013

Milestone Treasury Obligations Fund
EXPENSE EXAMPLE (Unaudited)
November 30, 2012

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; administration fees; shareholder service fees; distribution fees (Premium Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2012 through November 30, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Portfolio’s Annualized Expense Ratio		Beginning Account Value 6/1/12	Ending Account Value 11/30/12*	Expenses Paid During Period***	Ending Account Value 11/30/12**	Expenses Paid During Period***
Milestone Treasury Obligations Fund:
Investor Class	0.12%	$1,000.00	$1,000.00	$0.90	$1,024.10	$0.92
Institutional Class	0.11%	$1,000.00	$1,000.00	$0.72	$1,024.28	$0.73
Financial Class	0.12%	$1,000.00	$1,000.10	$0.69	$1,024.31	$0.70
Premium Class	0.12%	$1,000.00	$1,000.00	$0.93	$1,024.07	$0.95

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).
**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).
***Annualized.

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE INTERIM INVESTMENT ADVISORY AGREEMENT *

          At a special meeting of the Board of Trustees (the “Board”) of the AdvisorOne Funds (the “Trust”) held on November 21, 2012 the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Interim Investment Advisory Agreement (“Interim Agreement”) between the Trust and CLS Investments, LLC (“CLS” or the “Adviser”) with respect to the Milestone Treasury Obligations Fund (the “Milestone Fund” or “Fund”).

          The Board discussed the written materials that were provided in advance of the Meeting, CLS’s oral presentation and other information that the Board received at the Meeting, and deliberated on the approval of the Interim Agreement with respect to the Fund, in light of this information. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Interim Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Interim Agreement

          Nature, Extent and Quality of Services. The Board reviewed materials provided by CLS related to the Interim Agreement with the Trust, including CLS’s ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for the CLS Funds, including the team of individuals that primarily monitor and execute the investment process, and an organization chart of CLS and its parent company. The Board discussed the extent of CLS’s research capabilities, and the emphasis placed on research, and well as the firm’s team approach to portfolio management. The also reviewed and discussed the quality of its compliance personnel and the experience of its fund management personnel. They noted with satisfaction the addition of a new chief investment officer in 2012, and the adviser’s use of both internal and external resources to delivery its services. A representative of CLS noted that CLS had not made any material changes to its Code of Ethics, proxy voting policy, or compliance procedures since the last renewal of the Advisory Agreement. The Board received satisfactory written responses from CLS with respect to a series of important questions, including whether CLS was involved in any lawsuits or pending regulatory actions; and whether CLS has procedures in place to adequately allocate trades among its respective clients. The Board reviewed the description provided by CLS of its practices for monitoring compliance with the Funds’ investment limitations. The Board reviewed the financial information provided by CLS and concluded that CLS has the financial resources to meet its obligations to the Fund. The Board concluded that CLS has provided quality and professional advisory services to the Fund.

          Performance. The Board reviewed information on the investment performance of the Fund since inception versus a securities index and noted that, year-to-date, the Fund had underperformed its benchmark. The Board discussed this relative underperformance in the context of fund turnover, volatility, long term track record, and other considerations, noting that the Fund had positive year-to-date, one year and three year returns. With respect to the Fund, the Board reviewed Milestone’s historical performance and concluded that performance, in light of current interest rates and the adviser’s waiver of fees, was reasonable.

          Fees and Expenses. The Board reviewed the advisory fee and expense ratio of the Milestone Fund and noted that this is the only money market fund managed by CLS, that the ten basis point advisory fee is lower than any advisory fee charged currently by CLS to any of its clients, and that CLS has been waiving its fee due to historically low interest rates. The Board concluded that the advisory fee paid by the Fund is reasonable.

          Economies of Scale. The Board considered whether economies of scale have been attained with respect to the management of the Fund, and whether there is potential for realization of any further economies of scale. After discussion, it was the consensus of the Board that, because of the current size of the Fund, CLS continues to waive its advisory fee, and therefore the Board will not request any changes to the management fee structure. The Board concluded that economies of scale would be re-evaluated in the future.

          Profitability. The Board considered the profits realized by CLS in connection with the operation of the Fund, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the income and other benefits realized by CLS affiliates from activities and services provided to the Fund. As stated in the materials provided, CLS reported it did not receive payments from the Fund other than for advisory fees paid pursuant to the Advisory Agreement. The Board reviewed CLS’s balance sheet as of September 30, 2012 and noted there were no adverse material changes in the financial condition of CLS since the renewal of the Advisory Agreement at the April 26, 2012 meeting. The Trustees reviewed the profitability analysis provided by CLS, and the officers confirmed that CLS did not include marketing and distribution related expenses when it analyzed the cost of providing its services to the Funds. After further discussion, the Board concluded that to the extent CLS earned a profit from a CLS Fund, the profits appeared reasonable and not excessive.

                    Conclusion. Having requested and received such information from CLS as the Board believed to be reasonably necessary to evaluate the terms of the Interim Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Interim Agreement was in the best interests of the Fund and its shareholders.

*Due to the timing of the contract schedule, these deliberations may or may not relate to the current performance results of the Fund.

Milestone Treasury Obligations Fund
TRUSTEES AND OFFICERS (Unaudited)
November 30, 2012

Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, are shown below. The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Age (Year of Birth)_	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl 1950	Trustee Since 2004	Consultant to small and emerging businesses (since 2000).	11

Northern Lights Fund Trust and Northern Lights Variable Trust (96 portfolios); Satuit Capital Management Trust; Ladenburg Thalmann Alternative Strategies Fund, The World Funds Trust, Global Real Estate Fund (2008-2011), The Z Seven Fund, Inc., (2007-May 2010), Greenwich Advisors Trust (2007 – February 2011).

Gary W. Lanzen 1954	Trustee Since 2003	President, Orizon Investment Counsel, LLC (since 2000); Chief Investment Officer, Orizon Investment Counsel, LLC, (2000-2010); Partner, Orizon Group, Inc. (a financial services company) (2002-2006).	11	Northern Lights Fund Trust and Northern Lights Variable Trust (96 portfolios), Ladenburg Thalmann Alternative Strategies Fund
Larry A. Carter 1952	Trustee Since February 2012	Consultant to private equity clients on grain processing industry (since 2004).	11	NONE
John W. Davidson 1946	Trustee Since February 2012	Director, President & Chief Economist of PartnerRe Asset Management Corporation; Chief Investment Officer of Partner Reinsurance Company of the US (2001-2008); Creator, author and founder of John Davidson’s Economic Comments (2009-Present).	11	PartnerRe Asset Management Corporation, PartnerRe Reinsurance Company of the US

Milestone Treasury Obligations Fund
TRUSTEES AND OFFICERS (Unaudited) (Continued)
November 30, 2012

Independent Trustees (cont.)

Name, Address and Age (Year of Birth)_	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Edward D. Foy 1952	Trustee Since February 2012	President and Chief Investment Officer of Foy Financial Services, Inc. (1987-Present).	11	NONE

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Todd Clarke*** 1969	Trustee since November 2012	Chief Executive Officer and Manager, CLS Investments, LLC (since September 2012); President, CLS Investments, LLC (2004-2012).	11	NONE
Eric Clarke**** 1973	Trustee since November 2012	President and Manager, Orion Advisor Services, LLC (since 2004); President and Director, Constellation Trust Company, (since 2004).	11	NONE
Ryan Beach 1977	President since November 2012

President of the Trust (since November 2012), President, CLS Investments, LLC (since September 2012); Associate General Counsel, NorthStar Financial Services Group, LLC (2011-2012); Attorney, Scudder Law Firm, P.C., L.L.O. (2005-2011).

			N/A	N/A
Brian Nielsen***** 1972	Secretary and Chief Legal Officer since 2003

Secretary and Chief Legal Officer of the Trust; Secretary and General Counsel for NorthStar Financial Services Group, LLC (since 2003), CLS Investments, LLC (since 2001), Orion Advisor Services, LLC (since 2001), Gemcom, LLC (since 2004); Gemini Fund Services, LLC (since 2012); President, Manager, Secretary and General Counsel for Northern Lights Distributors, LLC (since 2003); Director, Secretary and General Counsel for Constellation Trust Company (since 2004); Manager, Secretary and General Counsel for Northern Lights Compliance Services, LLC (since 2004); Assistant Secretary to Northern Lights Fund Trust (since 2011); and Assistant Secretary of Gemini Fund Services, LLC (2003-2012); Manager, NorthStar Financial Services Group, LLC (since 2012); Manager, Arbor Point Advisors, LLC (since 2012).

			N/A	N/A

Milestone Treasury Obligations Fund
TRUSTEES AND OFFICERS (Unaudited) (Continued)
November 30, 2012

Interested Trustees and Officers (cont.)

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael J. Wagner 80 Arkay Drive Hauppauge, NY 11788 1950	Chief Compliance Officer Since 2006	President (4/2006-present) and Chief Operating Officer (9/2004–3/2006) of Northern Lights Compliance Services, LLC.	N/A	N/A
Dawn Borelli 80 Arkay Drive Hauppauge, NY 11788 1972	Treasurer Since April 2012

Assistant Vice President, of Fund Administration, Gemini Fund Services, LLC since 2010, Assistant Vice President of Global Fund Administration, Legg Mason & Co. LLC (financial service company) from 2003 to 2010.

			N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.
** The term “Fund Complex” refers to the AdvisorOne Funds trust.

*** Todd Clarke is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with CLS Investments, LLC (investment adviser to certain funds of the Trust). Mr. Clarke is the brother of Eric Clarke and the brother-in-law of Brian Nielsen.

**** Eric Clarke is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Orion Advisers, LLC an affiliate of CLS Investments, LLC and is the brother of Todd Clarke and brother-in-law of Brian Nielsen.

***** Brian Nielsen is the brother-in-law of Todd Clarke and Eric Clarke.
The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-811-0225.

Rev. June 2011
FACTS	WHAT DOES ADVISORONE FUNDS (“ADVISORONE”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number •		Account transactions
• Employment information •		Income
• Account balances •		Investment experience

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons AdvisorOne chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information		Does AdvisorOne share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus		Yes	No
For our marketing purposes -- to offer our products and services to you		Yes	No
For joint marketing with other financial companies		Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences		Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness		No	We don’t share
For nonaffiliates to market to you		No	We don’t share
Questions?	Call (866) 811-0225 or go to www.advisoronefunds.com

Who we are
Who is providing this notice?	AdvisorOne Funds
What we do
How does AdvisorOne protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does AdvisorOne collect my personal information?	We collect your personal information, for example, when you

	•	open an account
	•	give us your income information •	provide account information
	•	provide employment information •	give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only
	•	sharing for affiliates’ everyday business purposes—information about your creditworthiness
	•	affiliates from using your information to market to you
	•	sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
The following companies may be considered affiliates of AdvisorOne:
	•	CLS Investments, LLC
	•	NorthStar Financial Services Group, LLC
	•	Gemcom, LLC
	•	Gemini Fund Services, LLC
	•	Northern Lights Compliance Services, LLC
	•	Northern Lights Distributors, LLC
	•	Orion Advisor Services, LLC
	•	Constellation Trust Company
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	•	AdvisorOne does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you.
	•	Our joint marketing partners include other financial service companies.

Adviser

CLS Investments, LLC
17605 Wright Street, Suite 2
Omaha, NE 68130

Administrator

Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Distributor

Northern Lights Distributors, LLC
17605 Wright Street, Suite 2
Omaha, NE 68130
1-866-811-0225

Transfer Agent

Gemini Fund Services, LLC
17605 Wright Street, Suite 2
Omaha, NE 68130
1-866-811-0225

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Legal Counsel

Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Funds prospectus.

A description of the Funds proxy voting policies and procedures is available without charge and
Upon request by calling 1-866-811-0225 or by accessing the
Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by calling 1-866-811-0225 or accessing the Funds’ Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330.

Milestone Treasury Obligations Fund
17605 Wright Street, Suite 2, Omaha, NE 68130
1-866-811-0225

Item 2. Code of Ethics.

(a)      The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not applicable.

(c)	Amendments:
During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)	Waivers:
During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)	Not applicable.

(f)	Not applicable.

Item 3. Audit Committee Financial Expert.

(a)     The registrant’s Board of Trustees has determined that it has two audit committee financial experts serving on its audit committee, each of whom is an “independent” Trustee: John D. Gilliam, and Allen Lee Sessoms. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees
	FY 2012	$ 13,900
	FY 2011	$ 17,000

(b)	Audit-Related Fees
	FY 2012	$ 0
	FY 2011	$ 0
Nature of the fees:

(c)	Tax Fees
	FY 2012	$ 3,300
	FY 2011	$ 2,000
	Nature of the fees:	Preparation of federal and state tax returns and review of dividend calculations.

(d)	All Other Fees

		Registrant	Adviser
	FY 2012	$ 0	$ 0
	FY 2011	$ 0	$ 0
Nature of the fees:

(e)      (1)          Audit Committee’s Pre-Approval Policies

          Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

          (2)          Percentages of 2011 Services Approved by the Audit Committee

          100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)      No response required.

(g)      The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser

FY 2012	$ 3,300	None

(h)       Not applicable. All non-audit services to the registrant were pre-approved by the Audit Committee for FY 2012.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Funds. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)   Code of Ethics.

(a)(2)   Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)   Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)
/s/ Ryan Beach

Ryan Beach, President

Date	2/6/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Ryan Beach

Ryan Beach, President

Date	2/6/13

By (Signature and Title)
/s/ Dawn Borelli

Dawn Borelli, Treasurer

Date	2/6/13